Current financial investments (Tables)	12 Months Ended
Dec. 31, 2022
Current financial investments
Schedule of current financial investments

	December 31,
	2022	2021	2020

	(Euro, in thousands)
Money market funds	€1,292,514	€1,317,460	€1,571,858
Treasury bills	749,835	877,349	1,454,420
Term deposits	1,543,596	275,000	—
Total current financial investments	€3,585,945	€2,469,809	€3,026,278